OTHER BORROWINGS (Schedule of Maturities of Principal of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014		$ 4,805
2015		4,287
2016		8,970
2017		8,695
2018		8,453
Thereafter		15,957
Other Borrowings	$ 50,790	$ 51,167	$ 48,719